Commitments and Contingencies - Schedule of Future Minimum Noncancellable Lease Payments (Parenthetical) (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Future minimum sublease rentals under noncancellable subleases	$ 13.1